                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven N. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

           /s/ Steven N. Stein    Cincinnati, Ohio  May 14, 2002
         ----------------------   ----------------  ------------


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

                                       -1-


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            -------

Form 13F Information Table Entry Total:         68
                                            -------

Form 13F Information Table Value Total:     $109,444
                                            --------
                                          (thousands)

List of Other Included Managers:  None































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
COLUMN 1                                 COLUMN 2            COLUMN 3        COLUMN 4
-----------------------------------      --------------      ---------       --------------       -----------------
Name of Issuer                           Title of Class      CUSIP           FMV (000's)          Fair Market Value
--------------                           --------------      -----           -----------          -----------------
Ace Ltd                                  Ord                 G0070K103       $          626             $   625,500
Allied Capital                           Common              01903Q108       $        1,100             $ 1,100,000
Bank of New York                         Common              64057102        $        1,051             $ 1,050,500
Century Bancorp                          CL A Non Vtg        156432106       $        1,169             $ 1,168,860
Chubb Corp                               Common              171232101       $          731             $   731,000
Dime Bancorp (Warrants)                  Warrants            25429Q110       $           27             $    27,300
Efunds Corp                              Common              G3223R108       $        1,628             $ 1,627,500
Everest Re                               Common              G3223R108       $        2,219             $ 2,218,880
Fannie Mae                               Common              313586109       $        4,090             $ 4,089,856
Financial Industries Corp                Common              317574101       $        1,104             $ 1,104,110
First Citizens Bancshares Inc            Common              31946M103       $          520             $   519,948
First Data Corp                          Common              319963104       $        1,745             $ 1,745,000
Freddie Mac-Voting Common                Common              313400301       $        3,739             $ 3,738,830
Golden State Bancorp                     Common              381197102       $        2,078             $ 2,078,300
Golden State Bancorp (Warrants)          Warrants            381197136       $           52             $    52,000
Hawthorne Financial Corp.                Common              420542102       $        4,658             $ 4,658,180
IPC Holdings Ltd                         Ord                 G4933P101       $        1,790             $ 1,789,700
Matrix Bancorp Inc.                      Common              576819106       $        4,844             $ 4,843,832
Metrocorp Bancshares Inc.                Common              591650106       $        3,598             $ 3,597,750
Partner Re                               Common              71902E109       $        2,184             $ 2,184,000
Peoples Bank Bridgeport                  Common              710198102       $        1,849             $ 1,848,750
Principal Financial Group                Common              74251V102       $        1,012             $ 1,012,000
Providian Financial Corp                 Common              74406A102       $          549             $   548,885
Prudential Financial Inc.                Common              760416107       $        3,105             $ 3,105,000
Renaisance Re Holdings Ltd               Common              G7496G103       $        1,751             $ 1,751,000
Scottish Annuity & Life                  Common              G7885T104       $          950             $   950,000
Sky Financial                            Common              83080P103       $          234             $   233,730
St. Paul Cos                             Common              792860108       $          688             $   687,750
Sterling Financial  Corp-Wash            Common              859319105       $        7,744             $ 7,744,008
Sungard Data Systems                     Common              87363103        $          989             $   989,100
W R Berkley Corp                         Common              084423102       $          862             $   862,200
Washington Mutual Inc.                   Common              939322103       $        3,313             $ 3,313,000
White Mtns Ins. Group Ltd                Common              G9618E107       $          345             $   345,400
Abbott Labs                              Common              002814100       $        1,178             $ 1,178,240
Abercrombie & Fitch Co Cl A              Common              002896207       $           86             $    86,302
Argonaut Group Incorporated              Common              040157109       $          218             $   217,742
Bank One Corporation                     Common              06423A103       $        1,704             $ 1,704,332
Bristol-Meyers Squibb Corp               Common              110122108       $          389             $   388,704
Broadwing                                Common              111620100       $          116             $   116,034
Charter One Financial Inc.               Common              160903100       $        1,784             $ 1,784,098
Cinergy Corporation                      Common              172474108       $          515             $   514,800
Citigroup                                Common              172967101       $          228             $   228,436
Convergys Corp.                          Common              212485106       $          491             $   490,862
Curtiss Wright Corp. Cl B                Common              231561408       $          116             $   115,754
Eli Lilly & Company                      Common              532457108       $        3,252             $ 3,252,216
Fifth Third Bancorp                      Common              3316773100      $        2,596             $ 2,596,293
First Indiana Company                    Common              32054R108       $        1,169             $ 1,169,101
Ford Motor Company                       Common              345370100       $          346             $   345,927
General Mills Incorporated               Common              370334104       $        1,466             $ 1,465,500
Huntington Bancshares, Inc.              Common              446150104       $        2,049             $ 2,049,253
Herman Miller Inc.                       Common              600544100       $          448             $   447,754
Keycorp                                  Common              493267108       $          693             $   692,900

COLUMN 1                                                       COLUMN 5                       COLUMN 6        COLUMN 7
-----------------------------------      ------------------------------------------------    --------------  --------
Name of Issuer                              Shares           Price   SH\PRN     PUT\ CALL    Investment Dis  Oth Mgrs
--------------                              ------           -----   ------     ---------    --------------  --------
Ace Ltd                                       15,000         $ 41.70 SH                      Sole
Allied Capital                                40,000         $ 27.50 SH         PUT          Sole
Bank of New York                              25,000         $ 42.02 SH                      Sole
Century Bancorp                               50,600         $ 23.10 SH                      Sole
Chubb Corp                                    10,000         $ 73.10 SH                      Sole
Dime Bancorp (Warrants)                      210,000         $  0.13 SH                      Sole
Efunds Corp                                  102,700         $ 16.05 PRN                     Sole
Everest Re                                    32,000         $ 69.34 SH                      Sole
Fannie Mae                                    51,200         $ 79.88 SH                      Sole
Financial Industries Corp                     78,865         $ 14.00 SH                      Sole
First Citizens Bancshares Inc                  5,050         $102.96 SH                      Sole
First Data Corp                               20,000         $ 87.25 SH                      Sole
Freddie Mac-Voting Common                     59,000         $ 63.37 SH                      Sole
Golden State Bancorp                          70,000         $ 29.69 SH                      Sole
Golden State Bancorp (Warrants)               40,000         $  1.30 SH                      Sole
Hawthorne Financial Corp.                    159,254         $ 29.25 SH                      Sole
IPC Holdings Ltd                              55,000         $ 32.54 SH                      Sole
Matrix Bancorp Inc.                          412,241         $ 11.75 SH                      Sole
Metrocorp Bancshares Inc.                    307,500         $ 11.70 SH                      Sole
Partner Re                                    40,000         $ 54.60 SH                      Sole
Peoples Bank Bridgeport                       75,000         $ 24.65 SH                      Sole
Principal Financial Group                     40,000         $ 25.30 SH                      Sole
Providian Financial Corp                      72,700         $  7.55 SH                      Sole
Prudential Financial Inc.                    100,000         $ 31.05 SH                      Sole
Renaisance Re Holdings Ltd                    17,000         $103.00 SH                      Sole
Scottish Annuity & Life                       50,000         $ 19.00 SH                      Sole
Sky Financial                                 10,500         $ 22.26 SH                      Sole
St. Paul Cos                                  15,000         $ 45.85 SH                      Sole
Sterling Financial  Corp-Wash                343,415         $ 22.55 SH                      Sole
Sungard Data Systems                          30,000         $ 32.97 SH                      Sole
W R Berkley Corp                              15,000         $ 57.48 SH                      Sole
Washington Mutual Inc.                       100,000         $ 33.13 SH                      Sole
White Mtns Ins. Group Ltd                      1,000         $345.40 SH                      Sole
Abbott Labs                                   22,400         $ 52.60 SH                      Sole
Abercrombie & Fitch Co Cl A                    2,802         $ 30.80 SH                      Sole
Argonaut Group Incorporated                   10,300         $ 21.14 SH                      Sole
Bank One Corporation                          40,793         $ 41.78 SH                      Sole
Bristol-Meyers Squibb Corp                     9,600         $ 40.49 SH                      Sole
Broadwing                                     16,600         $  6.99 SH                      Sole
Charter One Financial Inc.                    57,146         $ 31.22 SH                      Sole
Cinergy Corporation                           14,400         $ 35.75 SH                      Sole
Citigroup                                      4,613         $ 49.52 SH                      Sole
Convergys Corp.                               16,600         $ 29.57 SH                      Sole
Curtiss Wright Corp. Cl B                      1,774         $ 65.25 SH                      Sole
Eli Lilly & Company                           42,680         $ 76.20 SH                      Sole
Fifth Third Bancorp                           38,475         $ 67.48 SH                      Sole
First Indiana Company                         60,108         $ 19.45 SH                      Sole
Ford Motor Company                            20,978         $ 16.49 SH                      Sole
General Mills Incorporated                    30,000         $ 48.85 SH                      Sole
Huntington Bancshares, Inc.                  104,023         $ 19.70 SH                      Sole
Herman Miller Inc.                            18,829         $ 23.78 SH                      Sole
Keycorp                                       26,000         $ 26.65 SH                      Sole

COLUMN 1                                                         COLUMN 8
-----------------------------------              -------------------------------------
Name of Issuer                                   Sole              Shared         None
--------------                                   ----              ------         ----
Ace Ltd                                           15,000              -            -
Allied Capital                                    40,000              -            -
Bank of New York                                  25,000              -            -
Century Bancorp                                   50,600              -            -
Chubb Corp                                        10,000              -            -
Dime Bancorp (Warrants)                          210,000              -            -
Efunds Corp                                      102,700              -            -
Everest Re                                        32,000              -            -
Fannie Mae                                        51,200              -            -
Financial Industries Corp                         78,865              -            -
First Citizens Bancshares Inc                      5,050              -            -
First Data Corp                                   20,000              -            -
Freddie Mac-Voting Common                         59,000              -            -
Golden State Bancorp                              70,000              -            -
Golden State Bancorp (Warrants)                   40,000              -            -
Hawthorne Financial Corp.                        159,254              -            -
IPC Holdings Ltd                                  55,000              -            -
Matrix Bancorp Inc.                              412,241              -            -
Metrocorp Bancshares Inc.                        307,500              -            -
Partner Re                                        40,000              -            -
Peoples Bank Bridgeport                           75,000              -            -
Principal Financial Group                         40,000              -            -
Providian Financial Corp                          72,700              -            -
Prudential Financial Inc.                        100,000              -            -
Renaisance Re Holdings Ltd                        17,000              -            -
Scottish Annuity & Life                           50,000              -            -
Sky Financial                                     10,500              -            -
St. Paul Cos                                      15,000              -            -
Sterling Financial  Corp-Wash                    343,415              -            -
Sungard Data Systems                              30,000              -            -
W R Berkley Corp                                  15,000              -            -
Washington Mutual Inc.                           100,000              -            -
White Mtns Ins. Group Ltd                          1,000              -            -
Abbott Labs                                       22,400              -            -
Abercrombie & Fitch Co Cl A                        2,802              -            -
Argonaut Group Incorporated                       10,300              -            -
Bank One Corporation                              40,793              -            -
Bristol-Meyers Squibb Corp                         9,600              -            -
Broadwing                                         16,600              -            -
Charter One Financial Inc.                        57,146              -            -
Cinergy Corporation                               14,400              -            -
Citigroup                                          4,613              -            -
Convergys Corp.                                   16,600              -            -
Curtiss Wright Corp. Cl B                          1,774              -            -
Eli Lilly & Company                               42,680              -            -
Fifth Third Bancorp                               38,475              -            -
First Indiana Company                             60,108              -            -
Ford Motor Company                                20,978              -            -
General Mills Incorporated                        30,000              -            -
Huntington Bancshares, Inc.                      104,023              -            -
Herman Miller Inc.                                18,829              -            -
Keycorp                                           26,000              -            -

COLUMN 1                                 COLUMN 2            COLUMN 3        COLUMN 4
-----------------------------------      --------------      ---------       --------------
Name of Issuer                           Title of Class      CUSIP           FMV (000's)        FAIR MARKET VALUE
--------------                           --------------      -----           -----------        -----------------
Kindred Healthcare                       Common              494580103       $           11       $   11,340
Office Depot Incorporated                Common              676220106       $          744       $  744,375
PNC Bank Corporation                     Common              693475105       $        1,476       $1,475,760
Sears, Roebuck & Company                 Common              812387108       $          631       $  630,621
The Limited  Incorporated                Common              532716107       $        3,670       $3,669,600
Too, Inc.                                Common              890333107       $          432       $  431,793
Unitrin Incorporated                     Common              913275103       $        1,098       $1,098,103
US Bancorp                               Common              902973304       $        1,693       $1,692,750
Ventas Inc.                              Common              92276F100       $          708       $  708,400
Visteon Corp                             Common              92839U107       $           26       $   26,000
X-Rite Inc.                              Common              983857103       $          960       $  960,000
Zimmer Holdings Inc.                     Common              98956P102       $           33       $   32,688
First Community Bancorp                  Common              31983B101       $        3,288       $3,287,500
Online Resources Corp.                   Common              68273G101       $          621       $  620,930
Providian Financial (Notes)              Notes               74406AAB8       $        5,206       $5,205,950
Superior Financial Corp                  Common              868161100       $        7,663       $7,662,633

COLUMN 1                                                          COLUMN 5                       COLUMN 6        COLUMN 7
-----------------------------------         ------------------------------------------------    --------------  --------
Name of Issuer                                 Shares           Price   SH\PRN     PUT\ CALL    Investment Dis  Oth Mgrs
--------------                                 ------           -----   ------     ---------    --------------  --------
Kindred Healthcare                                 280         $ 40.50 SH                      Sole
Office Depot Incorporated                       37,500         $ 19.85 SH                      Sole
PNC Bank Corporation                            24,000         $ 61.49 SH                      Sole
Sears, Roebuck & Company                        12,300         $ 51.27 SH                      Sole
The Limited  Incorporated                      205,000         $ 17.90 SH                      Sole
Too, Inc.                                       14,642         $ 29.49 SH                      Sole
Unitrin Incorporated                            27,316         $ 40.20 SH                      Sole
US Bancorp                                      75,000         $ 22.57 SH                      Sole
Ventas Inc.                                     56,000         $ 12.65 SH                      Sole
Visteon Corp                                     1,571         $ 16.55 SH                      Sole
X-Rite Inc.                                    120,000         $  8.00 SH                      Sole
Zimmer Holdings Inc.                               960         $ 34.05 SH                      Sole
First Community Bancorp                        125,000         $ 26.30 SH                      Sole
Online Resources Corp.                         200,300         $  3.10 SH                      Sole
Providian Financial (Notes)                 17,000,000         $300.00 PRN                     Sole
Superior Financial Corp                        462,999         $ 16.55 SH                      Sole

COLUMN 1                                                         COLUMN 8
-----------------------------------              -------------------------------------
Name of Issuer                                   Sole              Shared         None
--------------                                   ----              ------         ----
Kindred Healthcare                                 280              -               -
Office Depot Incorporated                       37,500              -               -
PNC Bank Corporation                            24,000              -               -
Sears, Roebuck & Company                        12,300              -               -
The Limited  Incorporated                      205,000              -               -
Too, Inc.                                       14,642              -               -
Unitrin Incorporated                            27,316              -               -
US Bancorp                                      75,000              -               -
Ventas Inc.                                     56,000              -               -
Visteon Corp                                     1,571              -               -
X-Rite Inc.                                    120,000              -               -
Zimmer Holdings Inc.                               960              -               -
First Community Bancorp                        125,000              -               -
Online Resources Corp.                         200,300              -               -
Providian Financial (Notes)                 17,000,000              -               -
Superior Financial Corp                        462,999              -               -

